Note 7 Sources of encumbrance (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Book value of financial liabilities [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	€ 116,511	€ 109,833	€ 151,766
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	117,052	107,067	149,853
Derivatives [member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	17,092	17,047	15,895
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	15,377	14,698	13,756
Deposits sources of encumbrance
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	92,586	84,604	126,777
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	94,577	81,938	126,543
Outstanding subordinated debt [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	6,833	8,182	9,094
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	7,097	10,431	9,554
Other [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	820	1,141	1,066
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	€ 1,946	€ 2,079	€ 2,568